Capital Stock and Long-term Retention Plan - Reconciliation of shares (Details) - shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of the number of shares outstanding
Outstanding at beginning of period (in shares)	341,268,300	338,468,300
Acquired under share repurchase program (in shares)	(633,600)
Acquired by trust under LTRP (in shares)	(3,267,300)	(1,525,100)
Released (in shares)	4,969,700	4,325,100
Outstanding at end of period (in shares)	342,337,100	341,268,300
Series "D" Shares
Reconciliation of the number of shares outstanding
Outstanding at beginning of period (in shares)	85,592,100	84,859,500
Acquired under share repurchase program (in shares)	(189,600)
Acquired by trust under LTRP (in shares)	(977,400)	(456,200)
Released (in shares)	1,381,700	1,188,800
Outstanding at end of period (in shares)	85,806,800	85,592,100
Series "L" Shares
Reconciliation of the number of shares outstanding
Outstanding at beginning of period (in shares)	85,592,100	84,859,500
Acquired under share repurchase program (in shares)	(189,600)
Acquired by trust under LTRP (in shares)	(977,400)	(456,200)
Released (in shares)	1,381,700	1,188,800
Outstanding at end of period (in shares)	85,806,800	85,592,100
Series "A" Shares
Reconciliation of the number of shares outstanding
Outstanding at beginning of period (in shares)	116,283,300	115,409,000
Acquired under share repurchase program (in shares)	(135,300)
Acquired by trust under LTRP (in shares)	(698,100)	(325,900)
Released (in shares)	1,337,800	1,200,200
Outstanding at end of period (in shares)	116,787,700	116,283,300
Series "B" Shares
Reconciliation of the number of shares outstanding
Outstanding at beginning of period (in shares)	53,800,800	53,340,300
Acquired under share repurchase program (in shares)	(119,100)
Acquired by trust under LTRP (in shares)	(614,400)	(286,800)
Released (in shares)	868,500	747,300
Outstanding at end of period (in shares)	53,935,800	53,800,800
CPOs
Reconciliation of the number of shares outstanding
Outstanding at beginning of period (in shares)	2,445,500	2,424,600
Acquired under share repurchase program (in shares)	(5,400)
Acquired by trust under LTRP (in shares)	(27,900)	(13,100)
Released (in shares)	39,400	34,000
Outstanding at end of period (in shares)	2,451,600	2,445,500